Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

In September 2024, the Board of Directors of the Company approved the grant of 6,525,192 restricted shares, representing 6,525,192 Class A Ordinary Shares of the Company to certain directors, officers, employees and consultants under the 2022 Share Incentive Plan of the Company. The maximum number of Ordinary Shares that may be issued under the 2022 Share Incentive Plan (“SIP”) is 7,500,000 Ordinary Shares, which were issued to FuFu ESOP Limited before the Business Combination and reserved for the disbursement of share-based awards under the 2022 Share Incentive Plan.

Compensation expense is recognized over the vesting period of the share awards based on the fair value of the shares at the grant date. A portion of the fair value of service-based restricted shares with post-vesting restrictions is determined using the Asian-Style put option valuation model to estimate the fair value of service based restricted share granted with post-vesting restriction. Certain shares vest on the grant date or the first anniversary of the vesting commencement date, while others vest between the second and fourth anniversaries. As of December 31, 2024, a total of 6,512,781 shares have been granted under the plan, with 10,919 shares forfeited.

The weighted average grant date fair value is $4.24 for the years ended December 31, 2024. The following are the assumptions used in valuing the restricted shares with post-vesting restrictions on grant dates during the years ended December 31, 2024 (in percentages, except as noted):

For the Year Ended December 31, 2024

Expected stock price volatility	143.42 - 150.32
Weighted average expected life (in years)	1
Dividend yield	-
Discount for Post-Vesting Restrictions	13.46 - 13.79

A summary of changes in the Company’s nonvested shares for the year follows:

	Number of shares	Weighted-Average Grant-Date Per Share Fair Value

Balance at January 1, 2024	-	$-
Granted	6,512,781	4.24
Vested	(6,176,756)	4.22
Forfeited	(10,919)	5.05
Non-vested at December 31, 2024	325,106	$5.05

As of December 31, 2024, there was $1.5 million of total unrecognized compensation cost related to nonvested shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of 1 to 4 years. The total fair value of shares vested during the years ended December 31, 2024, 2023 and 2022 was $26.1 million, Nil and Nil, respectively.

The share-based compensation expenses related to restricted shares are recorded as components of general and administrative expenses, selling and marketing expenses, and research and development expenses, as follows:

	Year Ended December 31
	2024	2023	2022

General and administrative expenses	17,617	-	-
Selling and marketing expenses	4,502	-	-
Research and development expenses	3,946	-	-
Total	26,065	-	-

During the years ended December 31, 2024, 2023, and 2022, the Company recognized an income tax benefit of $1.7 million, Nil, and Nil, respectively, related to stock-based compensation expense.